Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 29, 2012	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2009	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2005	Oct. 04, 2023
IfrsStatementLineItems [Line Items]
Acquisition of goodwill						R$ 3,112,169	R$ 3,112,169
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Licenses period			10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Licenses period			20 years
Licences [member]
IfrsStatementLineItems [Line Items]
Acquisition of Lot 2						1,739,000
Subsidiary purchased Lot 2						1,199,000
Total auction amount						1,199,000
Intangible asset			R$ 884,000		R$ 884,000
Disbursements costs					R$ 2,680,000
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
Intangible assets						R$ 4,053,000	4,053,000
T I M Fiber S P Ltda And T I M Fiber R J S A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill	R$ 1,159,649
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill				R$ 210,015
Description of closing of the transaction						TIM S.A. wrote off R$ 1,051,477 of the goodwill recorded in the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A, leaving R$ 108,172 of goodwill on December 31, 2025, and December 31, 2024.
T I M Sul And T I M Nordeste [Member]
IfrsStatementLineItems [Line Items]
Acquisition of goodwill								R$ 157,556
Cozani [Member]
IfrsStatementLineItems [Line Items]
Total consideration paid		R$ 7,211,585				R$ 3,038,951
Identifiable assets net of liabilities assumed		R$ 4,575,159				253,629
Goodwill						R$ 2,636,426	R$ 2,636,426
Telefonica Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Identifiable assets net of liabilities assumed									R$ 6,600,000